Schedule of Investments August 31, 2023 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 82.0% (1)
Canada Crude Oil Pipelines - 11.4% (1)
Enbridge Inc.	978,002	$34,308,310
Gibson Energy Inc.	279,566	4,204,249
Pembina Pipeline Corporation	606,902	18,864,627
		57,377,186
Canada Natural Gas/Natural Gas Liquids Pipelines - 10.7% (1)
AltaGas Ltd.	554,628	10,844,636
Keyera Corp.	451,310	11,149,147
TC Energy Corporation	889,948	32,144,922
		54,138,705
United States Crude Oil Pipelines - 0.6% (1)
Plains GP Holdings, L.P.	185,062	2,968,394
United States Local Distribution Companies - 13.7% (1)
Atmos Energy Corporation	168,761	19,567,838
Chesapeake Utilities Corporation	35,036	3,857,464
New Jersey Resources Corporation	190,967	8,053,078
NiSource Inc.	721,485	19,306,939
Northwest Natural Holding Co.	70,834	2,782,360
ONE Gas, Inc.	109,089	7,905,680
Southwest Gas Corporation	129,255	8,004,762
Spire Inc.	103,588	6,050,575
		75,528,696
United States Natural Gas Gathering/Processing - 8.1% (1)
Antero Midstream Corp.	661,270	8,014,592
Archrock, Inc.	265,400	3,394,466
EnLink Midstream, LLC	477,232	5,936,766
Equitrans Midstream Corp.	853,142	8,190,163
Hess Midstream LP	62,060	1,793,534
Kinetik Holdings, Inc.	46,375	1,628,226
		28,957,747
United States Natural Gas/Natural Gas Liquids Pipelines - 37.5% (1)
Cheniere Energy, Inc.	242,918	39,644,218
DT Midstream, Inc.	92,232	4,822,811
Excelerate Energy, Inc.	16,493	306,770
Kinder Morgan, Inc.	2,109,786	36,330,515
National Fuel Gas Company	180,804	9,716,407
New Fortress Energy LLC	92,874	2,882,809
ONEOK, Inc.	478,640	31,207,328
Targa Resources Corp.	271,622	23,427,398
The Williams Companies, Inc.	1,180,456	40,761,146
		189,099,402
Total Common Stock
(Cost $375,163,221)		408,070,130

Master Limited Partnerships and Related Companies - 17.7% (1)
United States Crude Oil Pipelines - 1.9% (1)
Delek Logistics Partners LP	8,296	346,358
Genesis Energy, L.P.	106,184	1,050,160
NuStar Energy L.P.	106,153	1,779,124
Plains All American Pipeline, L.P.	425,485	6,488,646
		9,664,288
United States Natural Gas Gathering/Processing - 1.5% (1)
Crestwood Equity Partners LP	74,147	2,120,604
USA Compression Partners LP	48,638	1,032,098
Western Midstream Partners LP	183,063	4,885,951
		8,038,653
United States Natural Gas/Natural Gas Liquids Pipelines - 8.5% (1)
Cheniere Energy Partners, L.P.	39,771	2,064,115
Energy Transfer LP	1,532,457	20,642,196
Enterprise Products Partners L.P.	753,954	20,062,716
		42,769,027
United States Refined Product Pipelines - 5.8% (1)
CrossAmerica Partners LP	17,340	338,477
Global Partners LP	26,212	819,911
Holly Energy Partners, L.P.	43,329	922,908
Magellan Midstream Partners, L.P.	192,382	12,778,012
MPLX LP	343,095	11,970,585
Sunoco LP	52,812	2,427,240
		29,257,133
Total Master Limited Partnerships and Related Companies
(Cost $62,048,436)		89,729,101

Short-Term Investment - 0.2% (1)
United States Investment Company - 0.2% (1)
Invesco Government & Agency Portfolio - Institutional Class, 5.24% (2)
(Cost $794,144)	794,144	794,144

Total Investments - 99.9% (1)
(Cost $438,005,801)		498,593,375
Other Assets in Excess of Liabilities, Net - 0.1%(1)		662,288
Total Net Assets - 100.0%(1)		$499,255,663

(1)	Calculated as a percentage of net assets.
(2)	Rate indicated is the current yield as of August 31, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$408,070,130	$-	$-	$408,070,130
Master Limited Partnerships	89,729,101	-	-	89,729,101
Short-Term Investment	794,144	-	-	794,144
Total Investments	$498,593,375	$-	$-	$498,593,375

Refer to the Fund's Schedule of Investments for additional industry information.